Warrants and Derivative Liabilities (Details 3) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 01, 2018	Feb. 16, 2018	Jan. 19, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			$ 823,037	$ 501,400	$ 15,958,366	$ 15,958,366	$ 823,037
Fair Value of Derivative Liabilities Issued				0	516,058	516,058	10,988,736
Change in Fair value of Derivative Liabilities				(35,903)	12,820,618	(9,734,759)	6,503,174
Reclassification of Derivatives to Equity or Extinguishment				(26,563)	0	(6,238,265)	(2,356,581)
Fair Value of Derivative Liabilities				438,934	29,295,042	501,400	15,958,366
Less, noncurrent portion of derivative liabilities				(190,882)	(963,369)	(90,797)	(219,453)	$ (551,322)
Current balance of derivative liabilities				248,052	28,331,673	410,603	15,738,913	$ 271,715
Series B Preferred Stock - conversion liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			6,715		0	0	6,715
Fair Value of Derivative Liabilities Issued							0
Change in Fair value of Derivative Liabilities							0
Reclassification of Derivatives to Equity or Extinguishment							(6,715)
Fair Value of Derivative Liabilities							0
Emerald Financing - Warrant Liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			0	276,024	15,251,413	15,251,413	0
Fair Value of Derivative Liabilities Issued		$ 5,707,423	4,717,211	0	0	0	10,424,634
Change in Fair value of Derivative Liabilities				(81,879)	12,239,322	(9,042,066)	4,826,779
Reclassification of Derivatives to Equity or Extinguishment				0	0	(5,933,323)	0
Fair Value of Derivative Liabilities				194,145	27,490,735	276,024	15,251,413
Emerald Multi-Draw Credit Agreement - compound derivative liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities				90,797	219,453	219,453
Fair Value of Derivative Liabilities Issued				0	516,058
Change in Fair value of Derivative Liabilities	$ 593,629			100,085	227,858	1,830,573
Reclassification of Derivatives to Equity or Extinguishment				0	0
Fair Value of Derivative Liabilities				190,882	963,369	90,797	219,453
Emerald Multi-Draw Credit Agreement - compound derivative liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			0	90,797	219,453	219,453	0
Fair Value of Derivative Liabilities Issued						516,058	204,102
Change in Fair value of Derivative Liabilities						(484,147)	15,351
Reclassification of Derivatives to Equity or Extinguishment						(160,567)	0
Fair Value of Derivative Liabilities						90,797	219,453
Series B - warrant liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			551,322	134,579	487,500	487,500	551,322
Fair Value of Derivative Liabilities Issued				0	0	0	0
Change in Fair value of Derivative Liabilities				(54,109)	353,438	(208,546)	1,476,044
Reclassification of Derivatives to Equity or Extinguishment				(26,563)	0	(144,375)	(1,539,866)
Fair Value of Derivative Liabilities				$ 53,907	840,938	134,579	487,500
Emerald Convertible Promissory Note - conversion liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			265,000		$ 0	$ 0	265,000
Fair Value of Derivative Liabilities Issued							360,000
Change in Fair value of Derivative Liabilities			$ 360,000				185,000
Reclassification of Derivatives to Equity or Extinguishment							(810,000)
Fair Value of Derivative Liabilities							$ 0